THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED JUNE 30, 2008.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     2
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries*.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           August 13, 2009
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

*Previous amendment was submitted under the wrong period date of 9/30/08.

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     9
                                                   ----------
Form 13F Information Table Value Total:           $   289,539
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                          Form 13F Information Table
                                          Satellite Asset Management, L.P.
                                          For Quarter Ended June 30, 2008


                                                                Market    Share/                                Vtng    Vtng   Vtng
                                                                 Value     Prn      SH/  Put/ Invstmnt  Other   Authr   Authr  Authr
Name of Issuer                 Title of Class       Cusip       x 1000     Amt      PRN  Call Dscrtion  Mngr    Sole    Shrd   None
----------------------------   --------------     ---------     -------   --------  ---  ---- --------  -----   ------- ----   ----
AXCELIS TECHNOLOGIES INC       COM                054540109      $2,144    439,428  SH          SOLE            439,428
CHOICEPOINT INC		       COM                170388102      $4,820    100,000  SH          SOLE            100,000
DRS TECHNOLOGIES INC	       COM                23330X100     $12,823    162,900  SH          SOLE            162,900
ENERGY EAST CORP               COM                29266M109	 $5,045	   204,100  SH          SOLE            204,100
ELECTRONIC DATA SYS NEW        COM                285661104	$83,776	 3,400,000  SH          SOLE          3,400,000
HUNTSMAN CORP	               PUT                447011957	 $7,780	   682,500  SH    Put   SOLE            682,500
NYMEX HOLDINGS INC 	       COM 		  62948N104	$98,014	 1,160,200  SH		SOLE	      1,160,200
TAKE-TWO INTERACTIVE SOFTWAR   PUT		  874054959	 $2,595	   101,500  SH    Put   SOLE		101,500
W-H ENERGY SVCS INC	       COM 		  92925E108	$72,542	   757,700  SH		SOLE		757,700


REPORT SUMMARY: 9 Securities                           Total        $289,539